Unaudited Interim Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Cash Flows from Operating Activities:
Net income / (loss)	$ (81,696)	$ (105,197)
Adjustments to reconcile net loss to net cash provided by/(used in) operating activities:
Depreciation	40,847	38,519
Amortization of fair value of above market acquired time charters (Note 7)	254	7,071
Amortization of deferred finance charges (Note 8)	1,561	1,199
Loss on debt extinguishment (Note 8)	1,801	974
Loss on time charter agreement termination (Note 7)	0	2,114
Vessel impairment loss (Note 5 and Note 6)	6,694	28,829
Loss / (gain) on sale of vessels (Note 5)	21	13,389
Stock-based compensation (Note 12)	2,285	1,407
Unrealized and accrued gain/(loss) on derivatives (Note 14)	1,805	59
Other non-cash charges	130	34
Amortization of deferred gain (Note 5)	(37)	0
Equity of income of investee	(69)	(213)
(Increase)/Decrease in:
Trade accounts receivable	255	6,449
Inventories	(2,267)	(2,323)
Prepaid expenses and other current assets	350	(1,069)
Due from related parties	537	(426)
Due from managers	(3,585)	0
Increase/(Decrease) in:
Accounts payable	(27)	(3,814)
Due to related parties	(7)	(1,266)
Accrued liabilities	(2,705)	863
Due to managers	(2,291)	4,539
Deferred revenue	172	(637)
Net cash provided by / (used in) Operating Activities	(35,972)	(9,499)
Cash Flows from Investing Activities:
Advances for vessels under construction and acquisition of vessels and other assets	(388,660)	(317,538)
Cash proceeds from vessel sales (Note 5)	362,887	38,831
Decrease in restricted cash	7,034	3,487
Increase in restricted cash	(6,944)	(3,304)
Hull and Machinery Insurance proceeds	1,115	0
Net cash provided by / (used in) Investing Activities	(24,568)	(278,524)
Cash Flows from Financing Activities:
Proceeds from bank loans and capital leases	151,763	266,181
Loan prepayments and repayments	(158,699)	(188,226)
Financing fees paid	(25)	(8,526)
Proceeds from issuance of common stock	0	418,771
Offering expenses paid related to the issuance of common stock	0	(974)
Net cash provided by / (used in) Financing Activities	(6,961)	487,226
Net (decrease) / increase in cash and cash equivalents	(67,501)	199,203
Cash and cash equivalents at beginning of period	208,056	86,000
Cash and cash equivalents at end of the period	140,555	285,203
Cash paid during the period for:
Interest	$ 23,279	$ 19,844